Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Apr. 30, 2011
Noncash aquisition - increase in inventory (in Dollars)	$ 9,500
Noncash aquisition - increase in non-recourse land mortgages (in Dollars)	18,500
Noncash aquisition - decrease in other liabilities (in Dollars)	$ 9,000